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AllianzGI Health Sciences Fund
Virtus AllianzGI Health Sciences Fund (formerly AllianzGI Health Sciences Fund)
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of the Class P shares of the fund, which are not reflected in the table or examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 159 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 130 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI Health Sciences Fund		Class A	Class C	Institutional	Class R6	Class P
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI Health Sciences Fund		Class A	Class C	Institutional	Class R6	Class P
Management Fees		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none	none
Other Expenses	[1]	0.29%	0.27%	0.30%	0.23%	0.29%
Total Annual Fund Operating Expenses		1.34%	2.07%	1.10%	1.03%	1.09%
[1]	Other expenses are based on estimated amounts for the current fiscal year to reflect the new investment advisory agreement with Virtus Investment Advisers, Inc. and the new sub-advisory agreement with Allianz Global Investors U.S. LLC approved by the fund’s shareholders at the Combined Special meeting of the Shareholders of Allianz Funds and Allianz Multi-Strategy Trust on October 28, 2020.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AllianzGI Health Sciences Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	679	950	1,242	2,071
Class C	310	650	1,116	2,405
Institutional	112	349	606	1,339
Class R6	105	328	569	1,261
Class P	111	346	599	1,326

Expense Example, No Redemption - AllianzGI Health Sciences Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	679	950	1,242	2,071
Class C	210	650	1,116	2,405
Institutional	112	349	606	1,339
Class R6	105	328	569	1,261
Class P	111	346	599	1,326

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies
The fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in health sciences-related companies. The fund considers health sciences-related companies to include companies that design, manufacture or sell products or services used for or in connection with healthcare, medicine or life sciences. The fund will invest primarily in common stocks and other equity securities. Although the fund may invest in companies of any market capitalization, the fund does not currently intend to invest more than 15% of its assets in companies with market capitalizations below $1 billion. The fund may invest in U.S. and non-U.S. companies, and currently expects the majority of its non-U.S. investments will normally be in Asia and Western Europe. The fund may invest up to 15% of its assets in emerging market securities (but no more than 10% in any one emerging market country). In analyzing specific companies for possible investment, the portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts, short sales and other derivative instruments. Although the fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. While the fund may invest in derivatives of any kind, it expects to purchase put and call options on securities for hedging, risk management or other purposes.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any closed-end funds and ETFs in which the fund invests. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below. The principal risks of investing in the fund are identified below (in alphabetical order after the first five risks):
  Market Volatility Risk.  The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.
  Issuer Risk.  The fund will be affected by factors specific to the issuers of securities and other instruments in which the fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.
  Equity Securities Risk.  The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.
  Focused Investment Risk (Health Sciences-Related Risk).  To the extent the fund focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility. Risks affecting companies in the health sciences sector include new government regulations or changes to existing regulations, changes in government subsidy and reimbursement levels and product or service approvals, rapid obsolescence of products or services, dramatic fluctuations of economic prospects and healthcare-related liability issues.
  Small and Medium Market Capitalization Companies Risk.  The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.
  Allocation Risk. If the fund’s exposure to equities and fixed income securities, or to other asset classes, deviates from the intended allocation, or if the fund’s allocation is not optimal for market conditions at a given time, the fund’s performance may suffer.
  Counterparty Risk.  A counterparty to a derivatives contract, repurchase agreement, a loan of portfolio securities or an unsettled transaction may be unable or unwilling to make timely settlement payments or otherwise honor its obligations to the fund.
  Credit Risk.  If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.
  Currency Rate Risk.  Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.
  Derivatives Risk.  Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.
  Emerging Markets Risk.  Foreign investing risk may be particularly high to the extent that the fund invests in emerging market securities. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
  Foreign Investing Risk.  Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; and political, regulatory, economic, and market risk.
  IPO Risk.  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.
  Leverage Risk.  When a fund leverages its portfolio by borrowing or certain types of transactions or instruments, including derivatives, fund may be less liquid, may liquidate positions at an unfavorable time, and the volatility of the fund’s value may increase.
  Liquidity Risk.  Certain securities may be substantially less liquid than many other securities, such as U.S. Government securities or common stocks. To the extent the fund invests in less liquid securities or the level of liquidity in a particular market is constrained, the lack of an active market for investments may cause delay in disposition or force a sale below fair value.
  Portfolio Turnover Risk.  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.
  Preferred Stocks Risk.  Preferred stocks may decline in price, fail to pay dividends when expected, or be illiquid.
  Short Sales Risk.  Short selling enhances leverage risk and involves counterparty risk and the risk of unlimited loss.
Please see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus for a more detailed description of the fund’s risks.
Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of two broad-based securities market indexes and a composite benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class A Shares
Returns do not reflect sales charges and would be lower if they did.

Annual Return (%)

Best Quarter:	Q4/2019:	16.46%	Worst Quarter:	Q3/2011:	-15.50%

Average Annual Total Returns (for the periods ended 12/31/20)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - AllianzGI Health Sciences Fund	1 Year	5 Years	10 Years	Fund Inception	Inception Date
Class A	7.39%	8.97%	13.61%	11.71%	Dec. 31, 1996
Class A | Return After Taxes on Distributions	3.20%	6.90%	10.45%	9.80%	Dec. 31, 1996
Class A | Return After Taxes on Distributions and Sale of Fund Shares	5.74%	6.53%	10.08%	9.39%	Dec. 31, 1996
Class C	11.88%	9.40%	13.40%	11.14%	Dec. 31, 1996
Institutional Class	14.06%	10.60%	14.65%	12.39%	Dec. 31, 1996
Class R6	14.10%	10.65%	14.71%	12.42%	Dec. 31, 1996
Class P	13.90%	10.48%	14.54%	12.26%	Dec. 31, 1996
MSCI World Health Care Index (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)	13.52%	9.87%	13.45%	9.10%	Dec. 31, 1996

The MSCI World Health Care Index is designed to capture the large and mid-cap segments across Developed Markets countries. All securities in the index are classified in the Health Care sector as per the Global Industry Classification Standard. It is not possible to invest directly in the index. Performance data shown for the index is calculated net of dividend tax withholding.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.